WNRL (Details) bbl in Millions	3 Months Ended
	Mar. 31, 2016 mi bbl	Mar. 31, 2015
Western Refining Logistics, LP [Member]
Variable Interest Entity [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	66.40%
Western Refining Logistics GP, LLC [Member]
Variable Interest Entity [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	100.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Western Refining Logistics, LP [Member]
Variable Interest Entity [Line Items]
Concentration Risk, Percentage	31.90%	29.30%
Western Refining Logistics, LP [Member]
Variable Interest Entity [Line Items]
Pipeline, Miles | mi	685
Active Storage Capacity | bbl	8.2